Intangible assets (Details Narrative) - Transfer of rights agreement and production sharing contract [member] $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
DisclosureIntangibleAssetsLineItems [Line Items]
Expenses incurred operations of the bidding area	$ 61
Ammount ereceived throughcompensation and reimbursement	$ 2,120
Description of exploration rights	After the transaction becomes effective, Petrobras will hold an 85% interest in the Production Sharing Contract of the Surplus Volume of the Transfer of Rights Agreement of the Búzios field, CNOOC will hold a 10% interest and CNODC a 5% interest. The total participation in this Búzios Co-participation Agreement, including the portions of the Transfer of Rights Agreement and of the BS-500 Concession Agreement (100% of Petrobras) will be 88.99% of Petrobras, 7.34% of CNOOC and 3.67% of CNODC
Description of exploration rights	Petrobras signed the Production Sharing Contract for the surplus volume of the Transfer of Rights Agreement related to the Atapu field, in partnership with Shell Brasil Petróleo Ltda (Shell, 25%) and TotalEnergies EP Brasil Ltda. (TotalEnergies, 22.5%), and related to the Sépia field in consortium with TotalEnergies (28%), Petronas Petróleo Brasil Ltda. (Petronas, 21%) and QP Brasil Ltda. (QP, 21%), according to the results of the Second Bidding Round for the Surplus Volume of the Transfer of Rights Agreement in the Production Sharing regime, which was held on December 17, 2021.
Additional gain	$ 129
Total gain	2,872
Atapu [member]
DisclosureIntangibleAssetsLineItems [Line Items]
Compensation paid by partners	2,093
Additional gain	60
Total gain	1,028
Sepia [member]
DisclosureIntangibleAssetsLineItems [Line Items]
Compensation paid by partners	3,059
Additional gain	69
Total gain	$ 1,844